Retirement Benefits - Amounts Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Benefits
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	$ 0	$ 0
Current liabilities	(242)	(237)
Noncurrent liabilities	(2,941)	(3,226)
Net assets (liabilities)	(3,183)	(3,463)
Projected benefit obligation	7,953	8,248	$ 8,597
Accumulated benefit obligation	7,790	8,109
Fair value of plan assets	4,770	4,785	5,085
Puget Energy | Other Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,383)	(2,132)
Prior service cost (credit)	276	311
Total	(2,107)	(1,821)
Puget Sound Energy | Other Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,451)	(2,204)
Prior service cost (credit)	276	311
Total	(2,175)	(1,893)
Qualified Plan | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	266,441	195,704
Current liabilities	0	0
Noncurrent liabilities	0	0
Net assets (liabilities)	266,441	195,704
Projected benefit obligation	590,366	576,986	609,103
Accumulated benefit obligation	584,423	571,306
Fair value of plan assets	856,807	772,690	746,011
Qualified Plan | Puget Energy | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(90,960)	(49,242)
Prior service cost (credit)	0	0
Total	(90,960)	(49,242)
Qualified Plan | Puget Sound Energy | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(7,182)	39,183
Prior service cost (credit)	0	0
Total	(7,182)	39,183
Nonqualified Plan | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Noncurrent assets	0	0
Current liabilities	(3,394)	(6,759)
Noncurrent liabilities	(18,055)	(17,705)
Net assets (liabilities)	(21,449)	(24,464)
Projected benefit obligation	21,449	24,464	26,824
Accumulated benefit obligation	21,449	24,464
Fair value of plan assets	0	0	$ 0
Nonqualified Plan | Puget Energy | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,921)	(3,579)
Prior service cost (credit)	0	0
Total	(2,921)	(3,579)
Nonqualified Plan | Puget Sound Energy | Pension Benefits
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,722)	(3,342)
Prior service cost (credit)	0	0
Total	$ (2,722)	$ (3,342)